Options Issued to Employees (Summary of Outstanding Options Weighted Average Fair Value and Life) (Details) - Dec. 31, 2014 - Stock Options [Member] - Range One [Member] - $ / shares	Total
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price Per Share, lower limit	$ 3.77
Range of Exercise Price Per Share, upper limit	$ 7.63
Number outstanding as of December 31, 2014	905,816
Weighted Average Fair Value	$ 5.93
Weighted Average Remaining Life (Years)	4 years 4 months 28 days
Number Exercisable as of December 31, 2014	905,816
Weighted Average Exercise Price	$ 5.93